Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Schedule of carrying amounts and estimated fair values of financial instruments

	December 31, 2022		December 31, 2021
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$47,579	$47,579	$62,293	$62,293
Current derivative assets:
Interest rate swap contracts	15,070	15,070	—	—
Non-current derivative assets:
Interest rate swap contracts	14,378	14,378	1,015	1,015
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	—	—	6,754	6,754
Non-current derivative liabilities:
Interest rate swap contracts	—	—	4,260	4,260
Long-term debt, current and non-current	$1,062,647	$1,035,740	$974,596	$974,596

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2022	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$47,579	$47,579	$—	$—
Current derivative assets:
Interest rate swap contracts	15,070	—	15,070	—
Non-current derivative assets:
Interest rate swap contracts	14,378	—	14,378	—
Financial liabilities:
Non-current derivative liabilities:
Long-term debt, current and non-current	$1,062,647	$—	$1,035,740	$—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2021	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$62,293	$62,293	$—	$—
Non-current derivative assets:
Interest rate swap contracts	1,015	—	1,015	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	6,754	—	6,754	—
Non-current derivative liabilities:
Interest rate swap contracts	4,260	—	4,260	—
Long-term debt, current and non-current	$974,596	$—	$974,596	$—